Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(16) Commitments and Contingencies

Warranty Provision

The Company typically provides a 10-year warranty on its solar energy system installations, which provides assurance over the workmanship in performing the installation, including roof leaks caused by the Company’s performance. For solar panel sales, the Company provides a 30-year warranty that the products will be free from defects in material and workmanship. The Company will retain its warranty obligation associated with its panel sales, subsequent to the disposal of its panel business.

The Company accrues warranty costs when revenue is recognized for solar energy systems sales and panel sales, based primarily on the volume of new sales that contain warranties, historical experience with and projections of warranty claims, and estimated solar energy system and panel replacement costs. The Company records a provision for estimated warranty expenses in cost of revenues within the accompanying unaudited condensed consolidated statements of operations and comprehensive loss. Warranty costs primarily consist of replacement materials and equipment and labor costs for service personnel.

Activity by period relating to the Company’s warranty provision was as follows (in thousands):

	Thirteen- Weeks Ended March 31, 2024	Year Ended December 31, 2023
Warranty provision, beginning of period	$4,849	$3,981
Accruals for new warranties issued	265	2,968
Settlements	(250)	(2,100)
Warranty provision, end of period	$4,864	$4,849
Warranty provision, current	$1,448	$1,433
Warranty provision, noncurrent	$3,416	$3,416

Indemnification Agreements

From time to time, in its normal course of business, the Company may indemnify other parties, with which it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from breach of representation, covenant or third-party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. In the opinion of management, any liabilities resulting from these agreements will not have a material adverse effect on the business, financial position, results of operations, or cash flows.

Legal Matters

The Company is a party to various legal proceedings and claims which arise in the ordinary course of business. The Company records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the reasonably possible loss. The Company adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although claims are inherently unpredictable, the Company is not aware of any matters that may have a material adverse effect on its business, financial position, results of operations, or cash flows. The Company has recorded zero and $7.9 million as a loss contingency in accrued expenses and other current liabilities on its unaudited condensed consolidated balance sheets as of March 31, 2024 and December 31, 2023, respectively, primarily associated with the pending settlement of the following legal matters.

SolarPark Litigation

In January 2023, SolarPark Korea Co., LTD (“SolarPark”) demanded approximately $80.0 million during discussions between the Company and SolarPark. In February 2023, the Company submitted its statement of claim seeking approximately $26.4 million in damages against SolarPark. The ultimate outcome of this arbitration is currently unknown and could result in a material liability to the Company. However, the Company believes that the allegations lack merit and intends to vigorously defend all claims asserted. No liability has been recorded in the Company’s unaudited condensed consolidated financial statements as the likelihood of a loss is not probable at this time.

On March 16, 2023, SolarPark filed a complaint against Solaria and the Company in the U.S. District Court for the Northern District of California (“the court”). The complaint alleges a civil conspiracy involving misappropriation of trade secrets, defamation, tortious interference with contractual relations, inducement to breach of contract, and violation of California’s Unfair Competition Law. The complaint indicates that SolarPark has suffered in excess of $220.0 million in damages.

On May 11, 2023, SolarPark filed a motion for preliminary injunction to seek an order restraining the Company from using or disclosing SolarPark’s trade secrets, making or selling shingled modules other than those produced by SolarPark, and from soliciting solar module manufacturers to produce shingled modules using Solaria’s shingled patents. On May 18, 2023, the Company responded by filing a motion for partial dismissal and stay. On June 1, 2023, SolarPark filed an opposition to the Company’s motion for dismissal and stay and a reply in support of their motion for preliminary injunction. On June 8, 2023, the Company replied in support of its motion for partial dismissal and stay. On July 11, 2023, the court conducted a hearing to consider SolarPark and the Company’s respective motions. On August 3, 2023, the court issued a ruling, which granted the preliminary injunction motion with respect to any purported misappropriation of SolarPark’s trade secrets. The court’s ruling does not prohibit the Company from producing shingled modules or from utilizing its own patents for the manufacture of shingled modules. The court denied SolarPark’s motion seeking a defamation injunction. The court denied the Company’s motion to dismiss and granted the Company’s motion to stay the entire litigation pending the arbitration in Singapore. On September 1, 2023, the Company filed a Limited Notice of Appeal to appeal the August 2023 order granting SolarPark’s motion for preliminary injunction. On September 26, 2023, the Company filed a Notice of Withdrawal of Appeal and will not appeal the Court’s Preliminary Injunction Order. No liability has been recorded in the Company’s unaudited condensed consolidated financial statements as the likelihood of a loss is not probable at this time.

Siemens Litigation

On July 22, 2021, Siemens filed a lawsuit in which Siemens alleged that the Company breached express and implied warranties under a purchase order that Siemens placed with the Company for a solar module system. Siemens claimed damages of approximately $6.9 million, inclusive of amounts of the Company’s indemnity obligations to Siemens, plus legal fees.

On February 22, 2024, the Court issued an order against the Company which awarded Siemens approximately $6.9 million, inclusive of the Company’s indemnity obligations to Siemens, plus legal fees, the amount of which will be determined at a later hearing. On March 15, 2024, Siemens filed a motion seeking to recover $2.67 million for attorneys’ fees, expenses, and pre-judgment interest. The Court will conduct a hearing on Siemens’ motion in late May 2024. Pending entry of a final judgment by the Court, the Company intends to appeal such judgment. The Company has recorded $6.9 million as a legal loss related to this litigation, excluding the $2.67 million for attorneys’ fees, expenses, and pre-judgment interest, in accrued expenses and other current liabilities on its unaudited condensed consolidated balance sheets as of March 31, 2024 and December 31, 2023.

China Bridge Litigation

On August 24 2023, China Bridge Capital Limited (“China Bridge”) alleged breach of contract and demanded $6.0 million. The complaint names FACT as the defendant. The complaint alleges China Bridge and FACT entered into a financial advisory agreement in October 2022 whereby FACT engaged China Bridge to advise and assist FACT in identifying a company for FACT to acquire. As part of the agreement, China Bridge claims that FACT agreed to pay China Bridge a $6.0 million advisory fee if FACT completed such an acquisition. China Bridge claims it introduced Complete Solaria to FACT and is therefore owed the $6.0 million advisory fee. The Company believes that the allegations lack merit and intends to vigorously defend all claims asserted. No liability has been recorded in the Company’s unaudited condensed consolidated financial statements as the likelihood of a loss is not probable at this time.

Letters of Credit

The Company had $3.5 million of outstanding letters of credit related to normal business transactions as of March 31, 2024. These agreements require the Company to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder. As discussed in Note 2 – Summary of Significant Accounting Policies, the cash collateral in these restricted cash accounts was $3.8 million and $3.8 million as of March 31, 2024 and December 31, 2023, respectively.

(18) Commitments and Contingencies

Operating Leases

The Company leases its facilities under non-cancelable operating lease agreements. The Company’s leases have remaining terms of 0.2 years to 2.8 years. Options to renew or extend leases beyond their initial term have been excluded from measurement of the ROU assets and lease liabilities as exercise is not reasonably certain. Operating leases are reflected on the consolidated balance sheets within operating lease ROU assets and the related current and non-current operating lease liabilities. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from lease agreement. Operating lease ROU assets and liabilities are recognized at the commencement date, or the date on which the lessor makes the underlying asset available for use, based upon the present value of the lease payments over the respective lease term. Lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred. Variable lease cost was $0.3 million and $0.2 million for the fiscal year ended December 31, 2023 and 2022, respectively. Total lease expense for the fiscal years ended December 31, 2023 and 2022 was $1.4 million and $0.7 million, respectively.

The Company made $1.0 million and $1.0 million of cash payments related to operating leases during the fiscal years ended December 31, 2023 and 2022, respectively. New operating lease right-of-use assets obtained in exchange for operating lease liabilities were zero and $1.9 million during the fiscal years ended December 31, 2023 and 2022, respectively.

The weighted average remaining lease term and the discount rate for the Company’s operating leases are as follows:

December 31, 2023
Remaining average remaining lease term	2.48 years
Weighted average discount rate	15.57%

Future minimum lease payments under non-cancelable operating leases as of December 31, 2023 are as follows (in thousands):

2024	$743
2025	592
2026	477
Total undiscounted liabilities	1,812
Less: imputed interest	(539)
Total operating lease liabilities	$1,273

Warranty Provision

The Company typically provides a 10-year warranty on its solar energy system installations, which provides assurance over the workmanship in performing the installation, including roof leaks caused by the Company’s performance. For solar panel sales, the Company provides a 30-year warranty that the products will be free from defects in material and workmanship. The Company will retain its warranty obligation associated with its panel sales, subsequent to the disposal of its panel business.

The Company accrues warranty costs when revenue is recognized for solar energy systems sales and panel sales, based primarily on the volume of new sales that contain warranties, historical experience with and projections of warranty claims, and estimated solar energy system and panel replacement costs. The Company records a provision for estimated warranty expenses in cost of revenues within the accompanying consolidated statements of operations and comprehensive loss. Warranty costs primarily consist of replacement materials and equipment and labor costs for service personnel.

Activity by period relating to the Company’s warranty provision was as follows (in thousands):

	Fiscal Years Ended December 31,
	2023	2022
Warranty provision, beginning of period	$3,981	$2,281
Warranty liability from Business Combination	–	1,943
Accruals for new warranties issued	2,968	1,492
Settlements	(2,100)	(1,735)
Warranty provision, end of period	$4,849	$3,981
Warranty provision, current	$1,433	$767
Warranty provision, noncurrent	3,416	3,214

Indemnification Agreements

From time to time, in its normal course of business, the Company may indemnify other parties, with which it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from breach of representation, covenant or third-party infringement claims. It may not be Possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. In the opinion of management, any liabilities resulting from these agreements will not have a material adverse effect on the business, financial position, results of operations, or cash flows.

Legal Matters

The Company is a party to various legal proceedings and claims which arise in the ordinary course of business. The Company records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the reasonably possible loss. The Company adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although claims are inherently unpredictable, the Company is not aware of any matters that have a material adverse effect on the business, financial position, results of operations, or cash flows. The Company has recorded $7.7 million and $1.9 million as a loss contingency in accrued expenses and other current liabilities on the consolidated balance sheets as of December 31, 2023 and 2022, respectively, primarily associated with the pending settlement of the following legal matters.

Katerra Litigation

On July 22, 2022, Katerra, Inc. filed a complaint for breach of contract and turnover of property under Section 542(b) of the Bankruptcy Code in the U.S. Bankruptcy Court for the Southern District of Texas. The complaint sought damages for the amounts due under the Settlement Agreement and for attorney’s fees. The Company filed an answer to the complaint on September 6, 2022. On May 11, 2023, the parties reached a settlement in which Solaria agreed to pay Katerra $0.8 million, paid in monthly payments beginning on May 25, 2023 and ending by October 25, 2023. The settlement had been paid in full as of December 31, 2023.

SolarPark Litigation

In January 2023, SolarPark Korea Co., LTD (“SolarPark”) demanded approximately $80.0 million during discussions between the Company and SolarPark. In February 2023, the Company submitted its statement of claim seeking approximately $26.4 million in damages against SolarPark. The ultimate outcome of this arbitration is currently unknown and could result in a material liability to the Company. However, the Company believes that the allegations lack merit and intends to vigorously defend all claims asserted. No liability has been recorded in the Company’s consolidated financial statements as the likelihood of a loss is not probable at this time.

On March 16, 2023, SolarPark filed a complaint against Solaria and the Company in the U.S. District Court for the Northern District of California (“the court”). The complaint alleges a civil conspiracy involving misappropriation of trade secrets, defamation, tortious interference with contractual relations, inducement to breach of contract, and violation of California’s Unfair Competition Law. The complaint indicates that SolarPark has suffered in excess of $220.0 million in damages.

On May 11, 2023, SolarPark filed a motion for preliminary injunction to seek an order restraining the Company from using or disclosing SolarPark’s trade secrets, making or selling shingled modules other than those produced by SolarPark, and from soliciting solar module manufacturers to produce shingled modules using Solaria’s shingled patents. On May 18, 2023, the Company responded by filing a motion for partial dismissal and stay. On June 1, 2023, SolarPark filed an opposition to the Company’s motion for dismissal and stay and a reply in support of their motion for preliminary injunction. On June 8, 2023, the Company replied in support of its motion for partial dismissal and stay. On July 11, 2023, the court conducted a hearing to consider SolarPark and the Company’s respective motions. On August 3, 2023, the court issued a ruling, which granted the preliminary injunction motion with respect to any purported misappropriation of SolarPark’s trade secrets. The court’s ruling does not prohibit the Company from producing shingled modules or from utilizing its own patents for the manufacture of shingled modules. The court denied SolarPark’s motion seeking a defamation injunction. The court denied the Company’s motion to dismiss and granted the Company’s motion to stay the entire litigation pending the arbitration in Singapore. On September 1, 2023, the Company filed a Limited Notice of Appeal to appeal the August 2023 order granting SolarPark’s motion for preliminary injunction. On September 26, 2023, Solaria filed a Notice of Withdrawal of Appeal and will not appeal the Court’s Preliminary Injunction Order. No liability has been recorded in the Company’s consolidated financial statements as the likelihood of a loss is not probable at this time.

Siemens Litigation

On July 22, 2021, Siemens filed a lawsuit in which Siemens alleged that the Company breached express and implied warranties under a purchase order that Siemens placed with the Company for a solar module system. Siemens claimed damages of approximately $6.9 million, inclusive of amounts of the Company’s indemnity obligations to Siemens, plus legal fees.

On February 22, 2024, the Court issued an order against the Company which awarded Siemens approximately $6.9 million, inclusive of the Company’s indemnity obligations to Siemens, plus legal fees, the amount of which will be determined at a later hearing. On March 15, 2024, Siemens filed a motion seeking to recover $2.67 million for attorneys’ fees, expenses, and pre-judgment interest. The Court will conduct a hearing on Siemens’ motion in late May 2024. Pending entry of a final judgment by the Court, the Company intends to appeal such judgment. The Company has recorded $6.9 million and zero as a legal loss related to this litigation in accrued expenses and other current liabilities on the consolidated balance sheets as of December 31, 2023 and 2022, respectively.

China Bridge Litigation

On August 24 2023, China Bridge Capital Limited (“China Bridge”) alleged breach of contract and demanded $6.0 million. The complaint names FACT as the defendant. The complaint alleges China Bridge and FACT entered into a financial advisory agreement in October 2022 whereby FACT engaged China Bridge to advise and assist FACT in identifying a company for FACT to acquire. As part of the agreement, China Bridge claims that FACT agreed to pay China Bridge a $6.0 million advisory fee if FACT completed such an acquisition. China Bridge claims it introduced Complete Solaria to FACT and is therefore owed the $6.0 million advisory fee. The Company believes that the allegations lack merit and intends to vigorously defend all claims asserted. No liability has been recorded in the Company’s consolidated financial statements as the likelihood of a loss is not probable at this time.

Letters of Credit

The Company had $3.5 million of outstanding letters of credit related to normal business transactions as of December 31, 2023. These agreements require the Company to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder. As discussed in Note 2 – Summary of Significant Accounting Policies, the cash collateral in these restricted cash accounts was $3.8 million and $3.9 million as of December 31, 2023 and 2022, respectively.